SHARE CAPITAL - Summary of warrants by expiry period (Details) $ / shares in Units, $ in Thousands	Nov. 14, 2023 $ / shares	Nov. 14, 2023 $ / shares	Aug. 04, 2023 $ / shares	Aug. 04, 2023 $ / shares	Mar. 31, 2024 CAD ($) shares $ / shares	Mar. 31, 2023 shares	Mar. 31, 2022 shares
Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement					106,255,498	23,230,485	25,548,836
Number of other equity instruments exercisable in share-based payment arrangement					39,588,831
Warrants exercisable (in CAD per share) | $ / shares					$ 0.44
Estimated grant date fair value | $					$ 25,639
Weighted average remaining of outstanding contractual life					4 years 4 months 17 days
August 2023 compensation common share warrant
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share) | (per share)			$ 0.53	$ 0.4
November 2023 compensation common share warrant
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share) | (per share)	$ 0.70	$ 0.51